DERIVATIVE LIABILITIES - WARRANTS (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Warrant or Right [Line Items]
Balance at Beginning of Fiscal Year	$ 17,762,573	$ 38,103,446	$ 7,862,848
Warrants Exercised	(14,788,012)	(2,578,300)	(2,757,271)
Change in fair value of warrant liability	7,394,006	(18,447,573)	32,997,869
Balance at End of Fiscal Year	$ 10,368,567	$ 17,762,573	$ 38,103,446